Business Combinations (Tables)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 28, 2025	Dec. 31, 2024	Dec. 28, 2024
Business Combinations (Tables) [Line Items]
Schedule of Summary of Fair Value Consideration Transferred

The following table summarizes the fair value of consideration transferred and the estimated fair values of the assets acquired and liabilities assumed at the Closing Date:

Cash consideration	$1,871,642
Equity consideration	4,000
Total consideration	$1,875,642
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	49,456
Accounts receivables, net	270,849
Prepaid and other current assets	9,302
Property and equipment	199,760
Lease assets	27,530
Intangible assets	775,000
Other assets	13,674
Deferred tax assets	813
Accounts payable	(17,035)
Accrued expenses and other current liabilities	(76,446)
Deferred tax liabilities	(167,944)
Lease obligations	(54,900)
Other liabilities	(20,016)
Total identifiable net assets acquired	1,010,043
Goodwill	$865,599
The following table summarizes the fair value consideration transferred and the estimated fair values of the assets acquired and liabilities assumed at the date of the Acuren Acquisition:
Cash consideration	$1,871,642
Equity consideration	4,000
Total estimated consideration	$1,875,642
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	49,456
Accounts receivables, net	270,849
Prepaid and other current assets	9,302
Property, plant and equipment, net	199,760
Lease assets	27,530
Intangible assets, net	775,000
Other assets	13,674
Deferred tax asset	813
Accounts payable	(17,035)
Accrued expenses and other current liabilities	(76,446)
Deferred tax liability	(167,944)
Lease obligations	(54,900)
Other liabilities	(20,016)
Total identifiable net assets	1,010,043
Goodwill	$865,599

Schedule of Fair Value of the Identifiable Intangible Assets	The following table summarizes the fair value of the identifiable intangible assets:
Customer relationships	$670,000
Tradenames and trademarks	100,000
Technology	5,000
Total intangible assets	$775,000

Schedule of Consolidated Statement of Operations and Comprehensive Income (Loss)	These amounts are based on financial information of ASP Acuren and is not necessarily indicative of what Company’s operating results would have been had the Acuren Acquisition and related financing taken place on January 1, 2023.
	Successor December 31, 2024	Predecessor December 31, 2023
Net revenue	$1,097,393	$1,050,057
Net loss	(26,075)	(155,315)

Schedule of Consolidated Statement of Operations and Comprehensive Income (Loss)

The amounts of revenue and operating income (loss) from Predecessor period acquisitions included in the Company’s consolidated statement of operations and comprehensive income (loss) for the period from July 30 to December 31, 2024 (Successor), and January 1 to July 29, 2024 (Predecessor) and the years ended December 31, 2023 and 2022 (Predecessor), are as follows:

	2024		2023	2022
	Successor July 30 to December 31	Predecessor January 1 to July 29	Predecessor January 1 to December 31	Predecessor January 1 to December 31
Revenue	$11,820	$10,840	$1,438	$17,618
Operating income (loss)	1,173	1,040	421	(3,509)

NV5 Global, Inc. [Member]
Business Combinations (Tables) [Line Items]
Schedule of Consolidated Statement of Operations and Comprehensive Income (Loss)

The following tables reflect the effects of the correction on all impacted financial statement line items of the Company’s previously reported Consolidated Financial Statements presented in this Form 10-K:

	December 30, 2023
	As Reported	Adjustments	As Corrected
Assets
Current assets:
Cash and cash equivalents	$44,824	$—	$44,824
Billed receivables, net	152,593	—	152,593
Unbilled receivables, net	113,271	(1,967)	111,304
Prepaid expenses and other current assets	18,376	—	18,376
Total current assets	329,064	(1,967)	327,097
Property and equipment, net	50,268	—	50,268
Right-of-use lease assets, net	36,836	—	36,836
Intangible assets, net	226,702	(16,043)	210,659
Goodwill	524,573	25,225	549,798
Deferred income tax assets, net	—	6,388	6,388
Other assets	3,149	—	3,149
Total assets	$1,170,592	$13,603	$1,184,195

Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable	$54,865	$(468)	$54,397
Accrued liabilities	47,423	103	47,526
Billings in excess of costs and estimated earnings on uncompleted contracts	41,679	17,694	59,373
Other current liabilities	2,263	—	2,263
Current portion of contingent consideration	3,922	—	3,922
Current portion of notes payable and other obligations	9,267	—	9,267
Total current liabilities	159,419	17,329	176,748
Contingent consideration, less current portion	143	—	143
Other long-term liabilities	26,930	—	26,930
Notes payable and other obligations, less current portion	205,468	—	205,468
Deferred income tax liabilities, net	2,837	(2,837)	—
Total liabilities	394,797	14,492	409,289

Commitments and contingencies

Stockholders’ equity:
Preferred stock, $0.01 par value; 5,000,000 shares authorized, no shares issued and outstanding	—	—	—
Common stock, 0.01 par value; $180,000,000 shares authorized, 63,581,020 shares issued and outstanding as of December 30, 2023	636	—	636
Additional paid-in capital	507,779	—	507,779
Accumulated other comprehensive loss	(18)	—	(18)
Retained earnings	267,398	(889)	266,509
Total stockholders’ equity	775,795	(889)	774,906
Total liabilities and stockholders’ equity	$1,170,592	$13,603	$1,184,195

Schedule of the Fair Values of the Assets Acquires and Liabilities Assumed

The following table summarizes the fair values of the assets acquired and liabilities assumed as of the acquisition date for the acquisitions closed during the six months ended June 28, 2025 and the fiscal year ended December 28, 2024:

	2025	2024
	Total	Total
Cash	$333	$2,101
Billed and unbilled receivables, net	6,692	10,435
Right-of-use assets	815	3,386
Property and equipment	214	1,762
Prepaid expenses	1,286	1,108
Other assets	54	65
Intangible assets:
Customer relationships	3,065	35,048
Trade name	146	1,272
Customer backlog	1,569	6,334

Non-compete	588	3,694
Total Assets	$14,762	$65,205
Liabilities	(3,756)	(7,386)
Deferred tax liabilities	(1,693)	(376)
Net assets acquired	$9,313	$57,443

Consideration paid (Cash, Notes and/or stock)	$12,674	$75,651
Contingent earn-out liability (Cash and stock)	1,903	11,881
Total Consideration	$14,577	$87,532
Excess consideration over the amounts assigned to the net assets acquired (Goodwill)	$5,264	$30,089

The following table summarizes the fair values of the assets acquired and liabilities assumed as of the acquisition dates for acquisitions closed during fiscal years 2024, 2023, and 2022:

	2024	2023				2022
	Total	VIS	Axim	Other	Total	Total
Cash	$2,134	$7,027	$5,419	$1,316	$13,762	$—
Billed and unbilled receivables, net	10,324	5,042	12,080	1,609	18,731	1,794
Right-of-use assets	3,386	2,162	1,643	552	4,357	632
Property and equipment	1,762	118	2,870	38	3,026	1,510
Prepaid expenses	1,108	1,503	1,180	17	2,700	—
Other assets	65	—	156	2	158	—
Intangible assets:
Customer relationships	35,048	35,626	36,439	2,526	74,591	3,606
Trade name	1,272	3,025	2,266	210	5,501	268
Customer backlog	6,334	894	2,155	943	3,992	459
Developed technology	—	4,024	2,185	—	6,209	—
Other	3,694	26	414	254	694	298
Total Assets	$65,127	$59,447	$66,807	$7,467	$133,721	$8,567
Liabilities	(7,399)	(16,689)	(26,889)	(2,297)	(45,875)	(5,623)
Deferred tax liabilities	(376)	(8,728)	(3,624)	(496)	(12,848)	—
Net assets acquired	$57,352	$34,030	$36,294	$4,674	$74,998	$2,944

Consideration paid (Cash, notes and/or stock)	$74,971	$75,371	$139,569	$8,867	$223,807	$7,921
Contingent earn-out liability (Cash and stock)	11,881	—	—	610	610	6,299
Total Consideration	$86,852	$75,371	$139,569	$9,477	$224,417	$14,220
Excess consideration over the amounts assigned to the net assets acquired (Goodwill)	$29,500	$41,341	$103,275	$4,803	$149,419	$11,276

Schedule of Proforma Consolidated Results of Operations	The following table presents the results of operations of businesses acquired from their respective dates of acquisition for the three and six months ended June 28, 2025 and June 29, 2024.
	Three Months Ended		Six Months Ended
	June 28, 2025	June 29, 2024	June 28, 2025	June 29, 2024
Gross revenues	$4,632	$10,975	$7,005	$16,613
Income before income taxes	$203	$3,572	$134	$5,648
The following table presents the results of operations of businesses acquired from their respective dates of acquisition for fiscal years 2024, 2023, and 2022.
	2024	2023	2022
Gross revenues	$40,650	$91,730	$5,211
Income before income taxes	$10,181	$10,785	$985
	Fiscal Years Ended
	2024	2023	2022
Gross revenues	$959,839	$938,770	$912,127
Net income	$28,516	$38,975	$44,323
Basic earnings per share	$0.46	$0.64	$0.74
Diluted earnings per share	$0.45	$0.63	$0.72

Schedule of Pro Forma Information	The pro forma results are not necessarily indicative of (i) the results of operations that would have occurred had the operations of these acquisitions actually been acquired at the beginning of fiscal year 2024 or (ii) future results of operations:
	Three Months Ended		Six Months Ended
	June 28, 2025	June 29, 2024	June 28, 2025	June 29, 2024
Gross revenues	$253,084	$241,627	$490,435	$470,602
Net income	$11,782	$5,364	$12,283	$5,961
Basic earnings per share	$0.19	$0.09	$0.20	$0.10
Diluted earnings per share	$0.18	$0.09	$0.19	$0.10